UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

j.p. morgan acceptance corporation ii

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001142786

J.P. Morgan Mortgage Trust 2026-R1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Amie Davis, (212) 623-7441

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

In addition, this Form ABS-15G is supplemented by the Form ABS-15G filed by APF SECURITIZATION O4B-23A LLC with Accession Number: 0001839882-23-002922 (the “HOMES 2023-NQM1 Prior Filing”) the Form ABS-15G filed by APF SECURITIZATION O4B-23B LLC with Accession Number: 0001387131-23-003609 (the “HOMES 2023-NQM2 Prior Filing,” and together with the HOMES 2023-NQM1 Prior Filing, the “Prior Filings”). The Prior Filings provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the HOMES 2023-NQM1 and HOMES 2023-NQM2 transactions (“Prior Transactions”). The Prior Filings for the Prior Transactions are incorporated by reference solely to the extent they relate to such mortgage loans that were included in the Prior Transactions and will be included in the JPMMT 2026-R1 transaction, as further detailed in Exhibit 99.5:

EXHIBIT INDEX

99.1	Clayton Services LLC Due Diligence Narrative
99.2	Consolidated Analytics, Inc. Due Diligence Narrative
99.3	Infinity IPS, Inc. Due Diligence Narrative
99.4	Selene Diligence LLC Due Diligence Narrative
99.5	Prior Filings Reference Key

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

j.p. morgan acceptance corporation ii

(Depositor)

Date: July 14, 2026	/s/ Michael Brown
	Name:	Michael Brown
	Title:	Chief Executive Officer (Senior Officer in charge of securitization)